BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS [Abstract]
Cash surrender value of life insurance	$ 22,600,000		$ 22,500,000	$ 22,000,000
Earnings on bank-owned life insurance	146,000	172,000	632,000	606,000	736,000
Expense for accrual of post-retirement death benefits	53,000	46,000	143,000	169,000	61,000
Accrued liability for post-retirement death benefits	$ 2,700,000		$ 2,600,000	$ 2,500,000
Percentage of participants vested			100.00%
Interest rate			7.00%